REPORTING ENTITY - Tabular disclosure (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia	Colombia
Percentage of voting rights held	68.93%
Percentage of economic interest held	68.93%
Fiduciaria Bogota S.A
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Management of trust funds.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	94.99%
Percentage of economic interest held	65.47%
Almaviva S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Logistics services.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	95.81%
Percentage of economic interest held	66.04%
Megalinea S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Technical and administrative services
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	94.90%
Percentage of economic interest held	65.41%
Banco de Bogota Panama S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Commercial banking services.
Country of incorporation of subsidiary	Panamá, Republic of Panamá
Percentage of voting rights held	100.00%
Percentage of economic interest held	68.93%
Multi Financial Holding
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Holding company of Multi Financial Group Inc. (MFG) (1)
Country of incorporation of subsidiary	Panamá, Republic of Panamá
Percentage of voting rights held	100.00%
Percentage of economic interest held	68.93%
Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia	Colombia
Percentage of voting rights held	72.27%
Percentage of economic interest held	72.27%
Banco de Occidente Panama. S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Commercial banking services.
Country of incorporation of subsidiary	Panamá, Republic of Panamá
Percentage of voting rights held	95.00%
Percentage of economic interest held	68.66%
Fiduciaria de Occidente S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Management of trust funds.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	99.99%
Percentage of economic interest held	70.86%
Occidental Bank Barbados Ltd.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Commercial banking services.
Country of incorporation of subsidiary	Barbados
Percentage of voting rights held	100.00%
Percentage of economic interest held	72.27%
Banco Popular S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia	Colombia
Percentage of voting rights held	93.74%
Percentage of economic interest held	93.87%
Alpopular S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Deposit, conservation, custody and transportation of products at national and international levels.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	71.10%
Percentage of economic interest held	66.74%
Fiduciaria Popular S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Management of trust funds.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	94.85%
Percentage of economic interest held	89.03%
Corporacion Financiera Colombiana
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Active management of a diversified equity portfolio through controlled and uncontrolled investments in strategic sectors including infrastructure, energy and gas, agribusiness and hotels.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	55.73%
Percentage of economic interest held	40.53%
Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia	Colombia
Promigas S.A. E.S.P.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Transportation and distribution of natural gas.
Country of incorporation of subsidiary	Barranquilla, Colombia
Percentage of voting rights held	50.88%
Percentage of economic interest held	20.62%
Colombiana de Licitaciones y Concesiones S.A.S
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Infrastructure projects.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	40.53%
Estudios y Proyectos del Sol S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Infrastructure projects.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	40.53%
Proyectos y Desarrollos Viales del Pacifico S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Infrastructure projects.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	40.53%
Concesionaria Vial Del Oriente S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Infrastructure projects.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	40.53%
Concesionaria Vial Del Pacifico S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Infrastructure projects.
Country of incorporation of subsidiary	Sabaneta Antioquia
Percentage of voting rights held	100.00%
Percentage of economic interest held	40.53%
Estudios, Proyectos e Inversiones de los Andes S.A.S. y subsidiarias
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Infrastructure projects.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	99.99%
Percentage of economic interest held	40.52%
Hoteles Estelar S. A. Y Subsidiaries
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Hotel services
Country of incorporation of subsidiary	Cali, Colombia
Percentage of voting rights held	89.81%
Percentage of economic interest held	36.40%
CFC Gas Holding S.A.S
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Investment Company
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	40.53%
Banco Comercial AV Villas S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia	Colombia
Percentage of voting rights held	80.39%
Percentage of economic interest held	79.87%
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia	Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	75.76%
Aportes en Linea S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Technical and administrative services.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	75.18%